Revenue and Accounts Receivable - Summary of Accounts Receivable (Detail) - Accounts receivable - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	$ 11,556	$ 5,752	$ 2,030	$ 1,940
Power purchase agreements
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	2,897	1,388	574	580
Net metering credits
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	4,950	3,016	748	791
Solar renewable energy certificates
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	3,456	1,108	342	336
Performance based incentives
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	94	135	70	60
Other
Contract With Customer Asset And Liability [Line Items]
Accounts Receivable	$ 159	$ 105	$ 296	$ 173